Note 10 - Deposits - Certificate of Deposit by Maturity (Details) $ in Thousands	Dec. 31, 2023 USD ($)
2024	$ 113,732
2025	36,393
2026	12,156
2027	23,850
2028	29,712
Total	$ 215,843